Debt and Commitments (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Company's commitments under operating leases requiring annual rental payments
2012	$ 281
2013	262
2014	238
2015	219
2016	202
Thereafter	406
Total	$ 1,608